SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	$ 1,763,451	$ 3,293,293
Research and Development Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	574,293	1,072,312
Allo Rx Stem Cells to Foreign Third Party Clinics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	893,474	1,174,456
Consulting Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	25,000	600,000
Infini Vive Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	204,414	236,788
Fitore Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	$ 66,270	$ 209,737